LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9     LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2020	2021

Short-term borrowings	1,230,756	4,639,674
Current portion of long-term borrowings	922,634	1,308,339
Sub-total	2,153,390	5,948,013
Long-term borrowings, excluding current portion	10,566,746	18,284,514
Total loans and borrowings	12,720,136	24,232,527

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2020	2021

Unsecured short-term loans and borrowings	221,436	512,387
Secured short-term loans and borrowings	1,009,320	4,127,287
	1,230,756	4,639,674

Short-term borrowings were secured by the following assets:

	As of December 31,
	2020	2021

Accounts receivable	76,547	65,985
Property and equipment, net	—	397,285
Operating lease ROU assets	—	81,397

	76,547	544,667

As of December 31, 2020 and 2021, short-term borrowings of the consolidated VIEs of RMB89,400 and RMB18,460, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2020 and 2021 were 4.67% and 4.91% per annum, respectively.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2020	2021

Unsecured long-term loans and borrowings	112,500	60,000
Secured long-term loans and borrowings	11,376,880	19,532,853
	11,489,380	19,592,853

Long-term borrowings were secured by the following assets:

	As of December 31,
	2020	2021

Accounts receivable	743,031	974,536
Property and equipment, net	2,918,670	2,629,904
Prepaid land use rights, net	678,190	634,953
Operating lease ROU assets	599,120	1,537,304
Other non-current assets	—	14,691
	4,939,011	5,791,388

As of December 31, 2020 and 2021, long-term borrowings of the consolidated VIEs of RMB1,348,355 and RMB1,060,250, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of long-term borrowings as of December 31, 2020 and 2021 were 6.73% and 5.53% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2022 to 2036. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2021 are as follows:

Long-term borrowings
Twelve months ending December 31,
2022	1,308,339
2023	2,117,151
2024	1,951,579
2025	2,231,414
2026	2,555,507
Thereafter	9,428,863
19,592,853

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 15 years.

As of December 31, 2021, the Company had total working capital and project financing credit facilities of RMB31,433,242 from various financial institutions, of which the unused amount was RMB7,362,664. As of December 31, 2021, the Company had drawn down RMB24,070,578 from such facilities, of which RMB4,297,406 (net of debt issuance costs of RMB39,926) was recorded in short-term loans and borrowings and RMB19,592,853 (net of debt issuance costs of RMB140,393) was recorded in long-term loans and borrowings, respectively. In addition, the Company also had other short-term loans and borrowings from non-financial institutions which were assumed through certain acquisitions of subsidiaries. Drawdowns from the credit facility  from financial institutions are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule:

(i)	STT GDC Pte. Ltd. (a) is not or ceases to, directly or indirectly, be the beneficial owner of at least 25% of the issued share capital of GDS Holdings, or (b) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of GDS Holdings, or (c) is not or ceases to be the single largest shareholder of GDS Holdings;
(ii)	GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. (“GDS Suzhou”), a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(iii)	Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(iv)	GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;
(v)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement; and
(vi)	the IDC license of GDS Beijing, the borrowing subsidiaries, other affiliated entities, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fails to be renewed on or before the expiry date.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule,including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings fails to maintain its shares listed on at least one of the following stock exchanges before the maturity date under the relevant loan facility agreement : (i) Nasdaq; or (ii) The Singapore Exchange Securities Trading Limited; or (iii) The Hong Kong Stock Exchange; or (iv) any other stock exchange acceptable to the lender. In addition, the terms of these loan agreements include financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the agreements. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount equivalent to or exceeding US$4,500 thousand, or,in some cases, RMB50,000, when due or within any originally applicable grace period;  (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People’s Bank of China (“PBOC”) in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2021, the Company was in compliance with all of the abovementioned covenants.